UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22215
International Growth and Income Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
June 30
Date of reporting period:
June 30, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
I
nternational Growth and Income Fund
Class A
| IGAAX
for the year ended June 30, 2025
This annual shareholder report contains important information about International Growth and Income Fund

(the "fund") for the period from July 1, 2024 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 98	0.90%
Management's discussion of fund performance
The fund’s Class A shares gained 18.34% for the year ended June 30, 2025. That result compares with a 17.72% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing
growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
International Growth and Income Fund — Class A (with sales charge) *	11.53%	9.63%	5.52%
International Growth and Income Fund — Class A (without sales charge) *	18.34%	10.94%	6.14%
MSCI ACWI (All Country World Index) ex USA †	17.72%	10.13%	6.12%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only
one
copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-034-0825 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class C
| IGICX
for the year ended June 30, 2025
This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 179	1.65%
Management's discussion of fund performance
The fund’s Class C shares gained 17.44% for
the
year ended June 30, 2025. That result compares with a 17.72% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class C (with sales charge) *	16.44%	10.12%	5.49%
International Growth and Income Fund — Class C (without sales charge) *	17.44%	10.12%	5.49%
MSCI ACWI (All Country World Index) ex USA †	17.72%	10.13%	6.12%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged
, and
therefore
, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%
Portfolio holdings by sector
(percent of net assets)
Availability
of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-034-0825 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class T
| TGAIX
for the year ended June 30, 2025
This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 71	0.65%
Management's discussion of fund performance
The fund’s Class T shares gained 18.63% for the year ended June 30, 2025. That result compares with a 17.72%
gain
for the MSCI ACWI (All Country World Index) ex USA.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
International Growth and Income Fund — Class T (with sales charge) 2	15.64%	10.66%	7.58%
International Growth and Income Fund — Class T (without sales charge) 2	18.63%	11.22%	7.91%
MSCI ACWI (All Country World Index) ex USA 3	17.72%	10.13%	7.25%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown
is
unmanaged
, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer
that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of
receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-034-0825 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class F-1
| IGIFX
for the year ended June 30, 2025
This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 100	0.92%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 18.32% for the year ended June 30, 2025. That result compares with a 17.72% gain for the MSCI ACWI (All Country World
Index
) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class F-1 *	18.32%	10.92%	6.12%
MSCI ACWI (All Country World Index) ex USA †	17.72%	10.13%	6.12%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has
no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings
and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your
documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-034-0825 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class F-2
| IGFFX
for the year ended June 30, 2025
This annual shareholder report contains important information about International Growth and Income Fund

(the "fund") for the period from July 1, 2024 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 70	0.64%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 18.67% for the year ended June 30, 2025. That result compares with a 17.72% gain for the MSCI ACWI (
All
Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class F-2 *	18.67%	11.23%	6.41%
MSCI ACWI (All Country World Index) ex USA †	17.72%	10.13%	6.12%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no
expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included
at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically
be effective within
30
days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-034-0825 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class F-3
| IGAIX
for the year ended June 30, 2025
This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 58	0.53%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 18.80% for the year ended June 30, 2025. That result compares with a
17.72
% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
International Growth and Income Fund — Class F-3 2	18.80%	11.35%	8.32%
MSCI ACWI (All Country World Index) ex USA 3	17.72%	10.13%	7.48%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s):
MSCI
.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the
web address included at the beginning of this report.
Important information
To reduce fund expenses, only
one
copy
of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30
days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-034-0825 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class 529-A
| CGIAX
for the year ended June 30, 2025
This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 102	0.93%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 18.29% for the year ended June 30, 2025. That result compares with a 17.72% gain for the
MSCI
ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class 529-A (with sales charge) *	14.15%	10.12%	5.72%
International Growth and Income Fund — Class 529-A (without sales charge) *	18.29%	10.91%	6.10%
MSCI ACWI (All Country World Index) ex USA †	17.72%	10.13%	6.12%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%
Portfolio holdings by sector
(
percent
of net
assets
)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts
at the
same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-034-0825 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class 529-C
| CIICX
for the year ended June 30, 2025
This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 185	1.70%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 17.42% for the year ended June 30, 2025. That result compares with a 17.72% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class 529-C (with sales charge) *	16.42%	10.07%	5.69%
International Growth and Income Fund — Class 529-C (without sales charge) *	17.42%	10.07%	5.69%
MSCI ACWI (All Country World Index) ex USA †	17.72%	10.13%	6.12%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not
reflect
the
deduction
of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%
Portfolio holdings by sector
(percent of net
assets
)
Availability of additional i
nformation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-034-0825 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class 529-E
| CGIEX
for the year ended June 30, 2025
This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 123	1.13%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 18.04% for the year ended June 30, 2025. That result compares with a 17.72% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class 529-E *	18.04%	10.69%	5.88%
MSCI ACWI (All Country World Index) ex USA †	17.72%	10.13%	6.12%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When a pplicable
,
results
reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-034-0825 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class 529-T
| TGAGX
for the year ended June 30, 2025
This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 75	0.69%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 18.58% for the year ended June 30, 2025. That result compares with a 17.72% gain for the MSCI ACWI (All Country World Index) ex USA.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
International Growth and Income Fund — Class 529-T (with sales charge)2	15.60%	10.61%	7.53%
International Growth and Income Fund — Class 529-T (without sales charge)2	18.58%	11.17%	7.86%
MSCI ACWI (All Country World Index) ex USA 3	17.72%	10.13%	7.25%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-034-0825 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class 529-F-1
| CGIFX
for the year ended June 30, 2025
This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based on a hypothetical $10,000 investmen
t)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 80	0.73%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 18.52% for the year ended June 30, 2025. That result compares with a 17.72% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class 529-F-1*	18.52%	11.13%	6.32%
MSCI ACWI (All Country World Index) ex USA†	17.72%	10.13%	6.12%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%
Portfolio holdings by sector
(
percent
of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-034-0825 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class 529-F-2
| FGGGX
for the year ended June 30, 2025
This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 70	0.64%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 18.63% for the year ended June 30, 2025. That result compares with a 17.72% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
International Growth and Income Fund — Class 529-F-2 2	18.63%	11.53%
MSCI ACWI (All Country World Index) ex USA 3	17.72%	9.97%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-034-0825 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class 529-F-3
| FGIGX
for the year ended June 30, 2025
This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 63	0.58%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 18.70% for the year ended June 30, 2025. That result compares with a 17.72% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
International Growth and Income Fund — Class 529-F-3 2	18.70%	11.58%
MSCI ACWI (All Country World Index) ex USA 3	17.72%	9.97%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect
fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses.
Investors
cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%
Portfolio holdings by sector
(
percent
of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple
accounts
at the
same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-034-0825 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-1
| RIGAX
for the year ended June 30, 2025
This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 178	1.64%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 17.44% for the year ended June 30, 2025. That result compares with a 17.72% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-1 *	17.44%	10.14%	5.38%
MSCI ACWI (All Country World Index) ex USA †	17.72%	10.13%	6.12%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-034-0825 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-2
| RIGBX
for the year ended June 30, 2025
This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 177	1.63%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 17.48% for the year ended June 30, 2025. That result compares with a 17.72% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-2 *	17.48%	10.14%	5.35%
MSCI ACWI (All Country World Index) ex USA †	17.72%	10.13%	6.12%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-034-0825 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-2E
| RIIEX
for the year ended June 30, 2025
This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 145	1.33%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 17.82% for the year ended June 30, 2025. That result compares with a 17.72% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-2E *	17.82%	10.46%	5.68%
MSCI ACWI (All Country World Index) ex USA †	17.72%	10.13%	6.12%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-034-0825 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-3
| RGICX
for the year ended June 30, 2025
This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 129	1.18%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 17.99% for the year ended June 30, 2025. That result compares with a 17.72% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-3 *	17.99%	10.63%	5.83%
MSCI ACWI (All Country World Index) ex USA †	17.72%	10.13%	6.12%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-034-0825 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-4
| RIGEX
for the year ended June 30, 2025
This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 96	0.88%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 18.36% for the year ended June 30, 2025. That result compares with a 17.72% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-4 *	18.36%	10.97%	6.15%
MSCI ACWI (All Country World Index) ex USA †	17.72%	10.13%	6.12%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-034-0825 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-5E
| RIGIX
for the year ended June 30, 2025
This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 74	0.68%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 18.57% for the year ended June 30, 2025. That result compares with a 17.72% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
International Growth and Income Fund — Class R-5E 2	18.57%	11.18%	7.44%
MSCI ACWI (All Country World Index) ex USA 3	17.72%	10.13%	7.11%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-034-0825 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-5
| RIGFX
for the year ended June 30, 2025
This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 65	0.59%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 18.71% for the year ended June 30, 2025. That result compares with a 17.72% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-5 *	18.71%	11.31%	6.48%
MSCI ACWI (All Country World Index) ex USA †	17.72%	10.13%	6.12%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-034-0825 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
International Growth and Income Fund
Class R-6
| RIGGX
for the year ended June 30, 2025
This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 58	0.53%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 18.78% for the year ended June 30, 2025. That result compares with a 17.72% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-6 *	18.78%	11.35%	6.53%
MSCI ACWI (All Country World Index) ex USA †	17.72%	10.13%	6.12%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional
information
about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-034-0825 © 2025 Capital Group. All rights
reserved
.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Sharon I. Meers, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
June 30, 2025	123,000	7,000	11,000	None
June 30, 2024	116,000	2,000	36,000	None
Adviser and Affiliates2
June 30, 2025	Not Applicable	1,888,000	4000	None
June 30, 2024	Not Applicable	2,381,000	None	11000
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
June 30, 2025	1,910,000
June 30, 2024	2,430,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

International Growth and Income Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended June 30, 2025
Lit. No. MFGEFP4-034-0825 © 2025 Capital Group. All rights reserved.

Investment portfolio June 30, 2025

Common stocks 95.71%	Shares	Value (000)
Financials 24.15%
UniCredit SpA	3,546,356	$237,738
AXA SA	4,274,467	209,813
Societe Generale	3,644,810	208,445
Skandinaviska Enskilda Banken AB, Class A	9,278,202	161,912
DBS Group Holdings, Ltd.	4,029,336	142,318
Banco Bilbao Vizcaya Argentaria SA	9,032,189	138,898
Zurich Insurance Group AG	188,633	131,849
CaixaBank SA, non-registered shares	15,097,218	130,782
HSBC Holdings PLC (GBP denominated)	8,063,306	97,599
HSBC Holdings PLC (HKD denominated)	2,482,400	30,026
KB Financial Group, Inc.	1,472,677	121,014
Hana Financial Group, Inc.	1,660,815	106,201
AIA Group, Ltd.	11,729,390	105,192
Banco Santander SA	12,153,479	100,600
Euronext NV	568,926	97,241
Prudential PLC	7,713,158	96,621
PICC Property and Casualty Co., Ltd., Class H	49,564,784	95,973
NatWest Group PLC	13,409,340	94,130
Deutsche Bank AG	3,161,413	93,733
Resona Holdings, Inc.	10,069,900	93,143
HDFC Bank, Ltd.	3,645,626	85,083
Bank Hapoalim BM	4,346,075	83,378
Aviva PLC	9,318,790	79,205
London Stock Exchange Group PLC	516,475	75,396
Kotak Mahindra Bank, Ltd.	2,927,416	73,851
Bank Leumi le-Israel BM	3,722,228	69,200
Munchener Ruckversicherungs-Gesellschaft AG	101,757	65,997
Allianz SE	159,375	64,600
Ping An Insurance (Group) Company of China, Ltd., Class H	8,629,000	54,797
3i Group PLC	958,622	54,213
Abu Dhabi Islamic Bank PJSC	9,184,601	53,768
Tokio Marine Holdings, Inc.	1,194,800	50,703
Edenred SA	1,559,714	48,302
Aon PLC, Class A	128,696	45,914
CVC Capital Partners PLC	2,164,755	44,318
XP, Inc., Class A	1,994,503	40,289
ICICI Bank, Ltd. (ADR)	1,165,919	39,221
Mediobanca SpA (a)	1,626,971	37,822
Adyen NV (b)	20,006	36,725
Etoro Group, Ltd., Class A (a)(b)	547,800	36,478
Hiscox, Ltd.	2,110,778	36,362
Tryg A/S	1,376,593	35,557
Hong Kong Exchanges and Clearing, Ltd.	666,200	35,542
Macquarie Group, Ltd.	222,304	33,465
Pluxee NV	1,498,311	32,634
Mizuho Financial Group, Inc.	1,045,100	28,979
Canadian Imperial Bank of Commerce	404,834	28,736
Partners Group Holding AG	21,897	28,563
Plus500, Ltd.	600,623	27,998
Brookfield Corp., Class A (CAD denominated)	388,627	24,052
Grupo Financiero Banorte, SAB de CV, Series O	2,447,295	22,370
Banco BTG Pactual SA, units	2,704,211	21,029
People’s Insurance Company (Group) of China, Ltd. (The), Class H	27,467,000	20,889
Canara Bank	13,400,052	17,844
Sampo OYJ, Class A	1,616,838	17,389
Intesa Sanpaolo SpA	2,847,332	16,406
Grupo Financiero Inbursa, SAB de CV	6,160,308	15,903
MS&AD Insurance Group Holdings, Inc.	705,400	15,822
Saudi National Bank (The)	1,595,687	15,368
Banca Generali SpA	272,292	15,133
Bank Central Asia Tbk PT	27,310,800	14,593
Japan Post Bank Co., Ltd.	1,237,100	13,358

International Growth and Income Fund	1

Common stocks (continued)	Shares	Value (000)
Financials (continued)
ING Groep NV	467,049	$10,247
Hang Seng Bank, Ltd.	528,500	7,917
Sberbank of Russia PJSC (c)	22,898,260	— (d)
		4,168,644

Industrials 15.98%
BAE Systems PLC	16,134,024	417,791
Airbus SE, non-registered shares	1,201,613	250,901
Ryanair Holdings PLC (ADR)	3,340,542	192,649
Siemens AG	483,133	123,866
Rheinmetall AG, non-registered shares	55,111	116,658
Hitachi, Ltd.	3,825,883	111,717
ABB, Ltd.	1,850,510	110,338
Safran SA	311,344	101,186
Deutsche Post AG	1,950,365	90,082
RELX PLC	1,662,755	89,857
ITOCHU Corp.	1,507,100	79,078
DSV A/S	316,976	76,169
Epiroc AB, Class B	1,836,923	35,143
Epiroc AB, Class A	1,447,085	31,417
Motiva Infraestrutura de Mobilidade SA	26,142,356	66,353
Canadian National Railway Co. (CAD denominated)	572,428	59,645
Alliance Global Group, Inc.	350,520,000	56,128
Diploma PLC	830,549	55,726
Copa Holdings SA, Class A	453,598	49,882
Compagnie de Saint-Gobain SA, non-registered shares	418,655	49,138
SMC Corp.	130,300	47,087
Volvo AB, Class B	1,672,327	46,913
Deutsche Lufthansa AG (a)	5,398,280	45,657
Singapore Technologies Engineering, Ltd.	7,222,500	44,250
ASSA ABLOY AB, Class B	1,348,708	42,083
SPIE SA	683,181	38,387
SGH, Ltd.	993,718	35,363
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	1,508,357	34,624
Komatsu, Ltd.	879,500	28,931
Brambles, Ltd.	1,502,775	23,164
Metso Corp.	1,761,960	22,789
Kingspan Group PLC	262,348	22,312
Daikin Industries, Ltd.	172,200	20,358
Caterpillar, Inc.	51,160	19,861
Bombardier, Inc., Class B (b)	217,230	18,926
Jiangsu Hengli Hydraulic Co., Ltd., Class A	1,770,800	17,793
Mitsui & Co., Ltd.	679,800	13,912
International Consolidated Airlines Group SA (CDI)	2,867,172	13,428
Rolls-Royce Holdings PLC	1,007,497	13,381
Salik Co. PJSC	7,900,910	13,015
Ashtead Group PLC	198,980	12,752
International Container Terminal Services, Inc.	1,399,220	10,209
Wizz Air Holdings PLC (a)(b)	556,236	8,322
		2,757,241

Information technology 11.16%
Taiwan Semiconductor Manufacturing Co., Ltd.	17,512,107	635,452
ASML Holding NV	336,815	268,839
MediaTek, Inc.	3,909,800	167,303
Samsung Electronics Co., Ltd.	3,118,138	138,163
Broadcom, Inc.	352,022	97,035
SAP SE	313,769	95,413
NEC Corp.	2,450,800	71,802
Sage Group PLC (The)	2,971,773	51,010
Capgemini SE	295,573	50,502
ASMPT, Ltd.	5,960,200	43,696
SK hynix, Inc.	200,000	43,272
Halma PLC	903,805	39,699
ASM International NV	56,575	36,214

2	International Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Fujitsu, Ltd.	1,384,000	$33,782
Tokyo Electron, Ltd.	167,425	32,182
E Ink Holdings, Inc.	4,177,000	31,601
Bechtle AG, non-registered shares (a)	539,135	25,263
Tata Consultancy Services, Ltd.	386,067	15,585
Lumine Group, Inc., subordinate voting shares (b)	438,105	15,388
Keyence Corp.	35,700	14,339
eMemory Technology, Inc.	133,000	10,745
Newgen Software Technologies, Ltd.	596,781	8,154
		1,925,439

Consumer staples 8.80%
British American Tobacco PLC	5,741,375	272,916
Philip Morris International, Inc.	1,202,405	218,994
Nestle SA	1,942,776	193,017
Imperial Brands PLC	3,970,446	156,796
Carlsberg A/S, Class B	609,286	86,327
KT&G Corp.	784,683	74,247
Pernod Ricard SA	706,663	70,422
Arca Continental, SAB de CV	5,561,593	58,783
L’Oreal SA, non-registered shares	136,111	58,217
Carrefour SA, non-registered shares	3,983,001	56,161
Danone SA	592,820	48,435
Anheuser-Busch InBev SA/NV	683,728	46,906
Yamazaki Baking Co., Ltd.	1,730,800	38,809
Tsingtao Brewery Co., Ltd., Class H	5,714,000	37,305
Kweichow Moutai Co., Ltd., Class A	140,579	27,653
Ocado Group PLC (b)	7,652,752	23,835
Unilever PLC	385,000	23,385
United Spirits, Ltd.	819,015	13,638
Seven & i Holdings Co., Ltd.	780,600	12,592
		1,518,438

Consumer discretionary 8.24%
Industria de Diseno Textil, SA	3,713,429	193,254
Renault SA	2,946,708	135,823
Trip.com Group, Ltd. (ADR)	1,615,709	94,745
Trip.com Group, Ltd.	445,750	25,894
Prosus NV, Class N	2,117,853	118,425
MGM China Holdings, Ltd.	51,677,200	84,791
Amadeus IT Group SA, Class A, non-registered shares	751,127	63,245
LVMH Moet Hennessy-Louis Vuitton SE	103,680	54,299
Aristocrat Leisure, Ltd.	1,221,724	52,402
Entain PLC	3,654,524	45,198
Evolution AB	565,947	44,960
Midea Group Co., Ltd., Class A	4,165,596	41,973
ANTA Sports Products, Ltd.	3,111,700	37,459
Compagnie Financiere Richemont SA, Class A	180,033	33,910
InterContinental Hotels Group PLC	294,000	33,511
Hyundai Motor Co.	219,077	33,034
Suzuki Motor Corp.	2,243,800	27,158
Games Workshop Group PLC	116,183	25,867
Restaurant Brands International, Inc. (CAD denominated)	363,792	24,132
D’Ieteren Group	108,152	23,237
Accor SA	431,445	22,529
B&M European Value Retail SA	5,975,784	22,262
Meituan, Class B (b)	1,389,800	22,184
Dixon Technologies (India), Ltd.	126,963	22,181
Nitori Holdings Co., Ltd.	217,500	21,024
H World Group, Ltd. (ADR)	552,997	18,758
JD.com, Inc., Class A (ADR)	542,027	17,692
Galaxy Entertainment Group, Ltd.	3,962,000	17,589
Paltac Corp.	624,800	17,520
Amber Enterprises India, Ltd. (b)	194,823	15,378

International Growth and Income Fund	3

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
BYD Co., Ltd., Class A	282,920	$13,105
Maruti Suzuki India, Ltd.	86,312	12,480
Jumbo SA	168,623	5,820
		1,421,839

Communication services 7.30%
Koninklijke KPN NV	41,442,524	201,908
Singapore Telecommunications, Ltd.	42,375,700	127,310
Publicis Groupe SA	1,052,287	118,599
Tencent Holdings, Ltd.	1,409,979	90,347
Deutsche Telekom AG	2,150,192	78,441
Nintendo Co., Ltd.	766,200	73,851
Bharti Airtel, Ltd.	2,708,669	63,472
MTN Group, Ltd.	7,922,952	63,030
BT Group PLC	21,130,774	56,198
Orange	3,599,855	54,765
Kanzhun, Ltd., Class A (ADR) (b)	2,650,959	47,293
Swisscom AG (b)	59,686	42,313
NetEase, Inc.	1,490,600	40,066
Nippon Television Holdings, Inc.	1,661,700	38,610
HYBE Co., Ltd.	158,250	36,233
Indus Towers, Ltd. (b)	6,659,624	32,700
America Movil, SAB de CV, Class B (ADR) (a)	1,627,601	29,199
Universal Music Group NV	899,132	29,105
KT Corp. (ADR)	953,775	19,820
Vend Marketplaces ASA, Class A	495,215	17,442
		1,260,702

Health care 6.53%
Sanofi	2,962,973	286,932
AstraZeneca PLC	1,676,885	232,940
EssilorLuxottica SA	509,593	139,804
Novo Nordisk AS, Class B	1,943,369	134,881
Chugai Pharmaceutical Co., Ltd.	1,071,100	55,971
bioMerieux SA	367,471	50,818
Haleon PLC	7,816,834	40,172
Grifols SA, Class B (ADR) (b)	4,192,407	37,899
Roche Holding AG, nonvoting non-registered shares	115,659	37,666
Bayer AG	1,107,514	33,313
Genus PLC	674,611	18,937
Max Healthcare Institute, Ltd.	1,246,157	18,541
Fresenius SE & Co. KGaA	311,181	15,645
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (b)	1,769,800	12,130
HOYA Corp.	52,000	6,195
Akums Drugs and Pharmaceuticals, Ltd. (b)	778,071	5,311
Euroapi SA (a)(b)	42,381	144
		1,127,299

Materials 5.20%
Barrick Mining Corp.	6,335,802	131,911
Linde PLC	193,438	90,757
Glencore PLC	19,310,298	75,172
BASF SE	1,500,700	73,998
Agnico Eagle Mines, Ltd./ Mines Agnico Eagle Limitee	502,011	59,810
Shin-Etsu Chemical Co., Ltd.	1,546,200	51,238
Vale SA (ADR), ordinary nominative shares (a)	3,647,597	35,418
Vale SA, ordinary nominative shares	1,412,606	13,689
Heidelberg Materials AG, non-registered shares	168,554	39,600
Anhui Conch Cement Co., Ltd., Class H	15,047,000	38,260
Norsk Hydro ASA	6,246,024	35,656
Nutrien, Ltd. (CAD denominated) (a)	589,334	34,341
Air Liquide SA	149,838	30,912
Rio Tinto PLC	494,784	28,831
Grupo Mexico, SAB de CV, Series B	4,391,941	26,603

4	International Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Sika AG	96,552	$26,211
Valterra Platinum, Ltd. (ZAR denominated)	495,459	22,118
Valterra Platinum, Ltd. (GBP denominated) (b)	54,624	2,399
Fresnillo PLC	1,084,126	21,429
Franco-Nevada Corp. (CAD denominated)	114,117	18,736
Anglo American PLC	470,166	13,876
Fortescue, Ltd.	1,056,682	10,627
Givaudan SA	1,956	9,469
Freeport-McMoRan, Inc.	129,630	5,619
Alrosa PJSC (c)	3,661,021	— (d)
		896,680

Energy 4.54%
TotalEnergies SE	4,951,874	303,902
Cameco Corp. (CAD denominated)	1,401,828	104,106
Canadian Natural Resources, Ltd. (CAD denominated) (a)	2,587,600	81,329
Shell PLC (GBP denominated)	2,181,504	76,463
Gaztransport & Technigaz SA	175,233	34,719
Cenovus Energy, Inc. (CAD denominated)	1,655,961	22,534
Cenovus Energy, Inc.	566,264	7,701
Repsol SA, non-registered shares	2,007,519	29,406
TC Energy Corp. (CAD denominated) (a)	571,265	27,889
BP PLC	5,508,303	27,651
ADNOC Drilling Co. PJSC	13,804,052	21,424
Petroleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	1,283,857	16,061
Tourmaline Oil Corp.	327,712	15,811
Schlumberger NV	346,956	11,727
South Bow Corp. (a)	113,818	2,955
Sovcomflot PAO (c)	16,933,870	— (d)
		783,678

Utilities 2.75%
Engie SA	6,048,618	141,965
SSE PLC	2,823,037	70,952
Iberdrola SA, non-registered shares	3,479,950	66,776
Brookfield Infrastructure Partners, LP	1,622,383	54,351
RWE AG	1,290,334	53,852
Veolia Environnement SA	775,851	27,646
National Grid PLC	1,803,303	26,275
CPFL Energia SA	2,565,715	19,296
NTPC, Ltd.	3,548,203	13,856
		474,969

Real estate 1.06%
Mitsubishi Estate Co., Ltd.	1,851,300	34,749
Prologis Property Mexico, SA de CV, REIT	8,184,394	30,933
CK Asset Holdings, Ltd.	5,464,620	24,086
Link REIT	4,130,925	22,049
Sun Hung Kai Properties, Ltd.	1,500,000	17,207
CapitaLand Integrated Commercial Trust REIT	9,421,500	16,079
Henderson Land Development Co., Ltd.	4,033,000	14,103
Longfor Group Holdings, Ltd. (a)	10,858,601	12,809
Goodman Logistics (HK), Ltd. REIT	472,666	10,652
		182,667
Total common stocks (cost: $11,112,651,000)		16,517,596
Preferred securities 0.04%
Materials 0.04%
Gerdau SA, preferred nominative shares	2,522,619	7,429
Total preferred securities (cost: $5,004,000)		7,429

International Growth and Income Fund	5

Short-term securities 4.46%	Shares	Value (000)
Money market investments 4.06%
Capital Group Central Cash Fund 4.35% (e)(f)	7,012,908	$701,291

Money market investments purchased with collateral from securities on loan 0.40%
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.23% (e)(g)	9,500,000	9,500
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.22% (e)(g)	8,800,000	8,800
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.19% (e)(g)	8,800,000	8,800
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (e)(g)	8,800,000	8,800
Fidelity Investments Money Market Government Portfolio, Class I 4.23% (e)(g)	8,200,000	8,200
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.22% (e)(g)	6,800,000	6,800
Capital Group Central Cash Fund 4.35% (e)(f)(g)	67,931	6,793
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (e)(g)	6,554,553	6,555
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.25% (e)(g)	4,100,000	4,100
		68,348
Total short-term securities (cost: $769,590,000)		769,639
Total investment securities 100.21% (cost: $11,887,245,000)		17,294,664
Other assets less liabilities (0.21)%		(36,233)
Net assets 100.00%		$17,258,431
Investments in affiliates (f)

	Value at 7/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 4.10%
Money market investments 4.06%
Capital Group Central Cash Fund 4.35% (e)	$912,655	$2,680,380	$2,891,874	$68	$62	$701,291	$30,446
Money market investments purchased with collateral from securities on loan 0.04%
Capital Group Central Cash Fund 4.35% (e)(g)	8,165		1,372 (h)			6,793	— (i)
Total 4.10%				$68	$62	$708,084	$30,446

(a)
All or a portion of this security was on loan. The total value of all such securities was $79,979,000, which represented 0.46% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

(b)	Security did not produce income during the last 12 months.
(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	Rate represents the seven-day yield at 6/30/2025.
(f)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(g)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(h)	Represents net activity. Refer to Note 5 for more information on securities lending.
(i)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
ZAR = South African rand
Refer to the notes to financial statements.

6	International Growth and Income Fund

Financial statements
Statement of assets and liabilities at June 30, 2025

(dollars in thousands)
Assets:
Investment securities, at value (includes $79,979 of investment securities on loan):
Unaffiliated issuers (cost: $11,179,210)	$16,586,580
Affiliated issuers (cost: $708,035)	708,084	$17,294,664
Cash		513
Cash denominated in currencies other than U.S. dollars (cost: $10,291)		10,300
Receivables for:
Sales of investments	27,266
Sales of fund’s shares	20,479
Dividends	45,293
Securities lending income	79
Other	3,503	96,620
		17,402,097
Liabilities:
Collateral for securities on loan		68,348
Payables for:
Purchases of investments	31,697
Repurchases of fund’s shares	18,682
Investment advisory services	6,627
Services provided by related parties	1,865
Trustees’ deferred compensation	2,133
Non-U.S. taxes	11,914
Other	2,400	75,318
Net assets at June 30, 2025		$17,258,431
Net assets consist of:
Capital paid in on shares of beneficial interest		$11,456,861
Total distributable earnings (accumulated loss)		5,801,570
Net assets at June 30, 2025		$17,258,431
Refer to the notes to financial statements.

International Growth and Income Fund	7

Financial statements (continued)
Statement of assets and liabilities at June 30, 2025 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (403,580 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$4,867,424	113,778	$42.78
Class C	60,474	1,415	42.75
Class T	14	— *	42.75
Class F-1	118,906	2,774	42.86
Class F-2	2,994,552	69,990	42.79
Class F-3	2,568,240	60,092	42.74
Class 529-A	197,316	4,621	42.70
Class 529-C	4,106	97	42.57
Class 529-E	4,831	113	42.72
Class 529-T	19	— *	42.75
Class 529-F-1	16	— *	42.75
Class 529-F-2	51,595	1,207	42.76
Class 529-F-3	17	— *	42.75
Class R-1	3,813	89	42.68
Class R-2	53,630	1,262	42.51
Class R-2E	50,933	1,199	42.49
Class R-3	107,561	2,521	42.66
Class R-4	75,063	1,756	42.74
Class R-5E	29,812	698	42.70
Class R-5	30,852	717	43.05
Class R-6	6,039,257	141,251	42.76
*
Amount less than one thousand.
Refer to the notes to financial statements.

8	International Growth and Income Fund

Financial statements (continued)
Statement of operations for the year ended June 30, 2025

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $35,472; also includes $30,446 from affiliates)	$512,248
Securities lending income (net of fees)	716
Interest from unaffiliated issuers	322	$513,286
Fees and expenses*:
Investment advisory services	74,136
Distribution services	13,646
Transfer agent services	9,410
Administrative services	4,663
529 plan services	123
Reports to shareholders	456
Registration statement and prospectus	361
Trustees’ compensation	314
Auditing and legal	209
Custodian	2,282
Other	32	105,632
Net investment income		407,654
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $3,489):
Unaffiliated issuers	635,955
Affiliated issuers	68
Forward currency contracts	(862)
In-kind redemptions	30,762
Currency transactions	(631)	665,292
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $11,914):
Unaffiliated issuers	1,684,994
Affiliated issuers	62
Currency translations	3,616	1,688,672
Net realized gain (loss) and unrealized appreciation (depreciation)		2,353,964
Net increase (decrease) in net assets resulting from operations		$2,761,618
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Statements of changes in net assets

(dollars in thousands)
	Year ended June 30,
	2025	2024

Operations:
Net investment income	$407,654	$387,188
Net realized gain (loss)	665,292	200,541
Net unrealized appreciation (depreciation)	1,688,672	964,105
Net increase (decrease) in net assets resulting from operations	2,761,618	1,551,834
Distributions paid to shareholders	(537,536)	(399,992)
Net capital share transactions	(135,107)	(850,903)
Total increase (decrease) in net assets	2,088,975	300,939
Net assets:
Beginning of year	15,169,456	14,868,517
End of year	$17,258,431	$15,169,456
Refer to the notes to financial statements.

International Growth and Income Fund	9

Notes to financial statements
1. Organization

International Growth and Income Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital while providing current income.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

10	International Growth and Income Fund

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

International Growth and Income Fund	11

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of June 30, 2025, were as follows (dollars in thousands):

12	International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$4,168,644	$—	— *	$4,168,644
Industrials	2,757,241	—	—	2,757,241
Information technology	1,925,439	—	—	1,925,439
Consumer staples	1,518,438	—	—	1,518,438
Consumer discretionary	1,421,839	—	—	1,421,839
Communication services	1,260,702	—	—	1,260,702
Health care	1,127,299	—	—	1,127,299
Materials	896,680	—	— *	896,680
Energy	783,678	—	— *	783,678
Utilities	474,969	—	—	474,969
Real estate	182,667	—	—	182,667
Preferred securities	7,429	—	—	7,429
Short-term securities	769,639	—	—	769,639
Total	$17,294,664	$—	$— *	$17,294,664
*
Amount less than one thousand.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and

International Growth and Income Fund	13

dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

14	International Growth and Income Fund

As of June 30, 2025, the total value of securities on loan was $79,979,000, and the total value of collateral received was $84,092,000. Collateral received includes cash of $68,348,000 and U.S. government securities of $15,744,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. As of June 30, 2025, the fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held was $29,642,000.
The following table identifies the location and effect on the fund’s statement of operations resulting from the fund’s use of forward currency contracts as of, or for the year ended, June 30, 2025 (dollars in thousands):
		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	$(862)	Net unrealized appreciation (depreciation) on forward currency contracts	$—
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of forward currency contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended June 30, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

International Growth and Income Fund	15

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended June 30, 2025, the fund recognized $103,000 in EU reclaims (net of $44,000 in fees and the effect of realized gain or loss from currency translations) and $46,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. For U.S. income tax purposes, EU reclaims received by the fund reduce the amount of foreign taxes that a fund may pass through to its shareholders to be utilized as tax deductions or credit on their income tax returns. If the fund receives EU reclaims and either does not pass through foreign taxes in the current year or EU reclaims received exceed foreign taxes for the year, and the fund previously passed through the refunded EU taxes to its shareholders, the fund will enter into a closing agreement with the Internal Revenue Service in order to satisfy potential tax liability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; net capital losses and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
During the year ended June 30, 2025, the fund reclassified $64,595,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting. The fund also utilized capital loss carryforward of $40,026,000.
As of June 30, 2025, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$46,643
Undistributed long-term capital gains	425,335
Gross unrealized appreciation on investments	5,759,984
Gross unrealized depreciation on investments	(419,858)
Net unrealized appreciation (depreciation) on investments	5,340,126
Cost of investments	11,954,538

16	International Growth and Income Fund

Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended June 30, 2025			Year ended June 30, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$111,282	$30,492	$141,774	$106,536	$—	$106,536
Class C	1,009	408	1,417	1,115	—	1,115
Class T	— *	— *	— *	— *	—	— *
Class F-1	2,834	821	3,655	3,114	—	3,114
Class F-2	74,235	18,481	92,716	68,864	—	68,864
Class F-3	67,551	16,529	84,080	69,922	—	69,922
Class 529-A	4,426	1,223	5,649	4,146	—	4,146
Class 529-C	67	28	95	76	—	76
Class 529-E	99	28	127	94	—	94
Class 529-T	— *	— *	— *	— *	—	— *
Class 529-F-1	— *	— *	— *	— *	—	— *
Class 529-F-2	1,234	295	1,529	1,015	—	1,015
Class 529-F-3	— *	— *	— *	— *	—	— *
Class R-1	62	24	86	59	—	59
Class R-2	902	344	1,246	841	—	841
Class R-2E	996	341	1,337	946	—	946
Class R-3	2,260	698	2,958	2,153	—	2,153
Class R-4	1,764	490	2,254	1,703	—	1,703
Class R-5E	723	179	902	612	—	612
Class R-5	748	171	919	667	—	667
Class R-6	157,931	38,861	196,792	138,129	—	138,129
Total	$428,123	$109,413	$537,536	$399,992	$—	$399,992
*
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.478% on the first $15 billion of daily net assets and decreasing to 0.430% on such assets in excess of $21 billion. For the year ended June 30, 2025, the investment advisory services fees were $74,136,000, which were equivalent to an annualized rate of 0.477% of average daily net assets.

International Growth and Income Fund	17

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended June 30, 2025, the 529 plan services fees were $123,000, which were equivalent to 0.054% of the average daily net assets of each 529 share class.

18	International Growth and Income Fund

For the year ended June 30, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$10,948	$5,311	$1,319	Not applicable
Class C	583	71	17	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	297	174	36	Not applicable
Class F-2	Not applicable	2,973	793	Not applicable
Class F-3	Not applicable	34	700	Not applicable
Class 529-A	400	199	53	$95
Class 529-C	40	4	1	2
Class 529-E	21	2	1	3
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	22	13	23
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	34	4	1	Not applicable
Class R-2	365	169	15	Not applicable
Class R-2E	286	96	14	Not applicable
Class R-3	498	149	30	Not applicable
Class R-4	174	69	21	Not applicable
Class R-5E	Not applicable	40	8	Not applicable
Class R-5	Not applicable	14	8	Not applicable
Class R-6	Not applicable	79	1,633	Not applicable

Total class-specific expenses	$13,646	$9,410	$4,663	$123
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $314,000 in the fund’s statement of operations reflects $63,000 in current fees (either paid in cash or deferred) and a net increase of $251,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended June 30, 2025, the fund engaged in such purchase and sale transactions with related funds in the amounts of $150,699,000 and $273,411,000, respectively, which generated $60,931,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended June 30, 2025.

International Growth and Income Fund	19

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended June 30, 2025
Class A	$353,991	9,095	$139,535	3,610	$(675,558)	(17,685)	$(182,032)	(4,980)
Class C	8,398	215	1,409	37	(20,860)	(548)	(11,053)	(296)
Class T	—	—	—	—	—	—	—	—
Class F-1	23,720	617	3,623	94	(50,329)	(1,310)	(22,986)	(599)
Class F-2	518,008	13,459	88,969	2,301	(584,080)	(15,237)	22,897	523
Class F-3	383,811	10,057	82,773	2,145	(512,380)	(13,375)	(45,796)	(1,173)
Class 529-A	18,592	483	5,647	146	(26,712)	(704)	(2,473)	(75)
Class 529-C	933	24	94	3	(1,961)	(52)	(934)	(25)
Class 529-E	694	18	127	3	(834)	(22)	(13)	(1)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	11,455	299	1,527	39	(7,607)	(199)	5,375	139
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	720	19	86	2	(830)	(22)	(24)	(1)
Class R-2	11,396	298	1,245	32	(13,855)	(364)	(1,214)	(34)
Class R-2E	5,801	153	1,336	35	(9,809)	(256)	(2,672)	(68)
Class R-3	21,560	564	2,956	77	(31,060)	(810)	(6,544)	(169)
Class R-4	12,630	330	2,254	59	(20,560)	(538)	(5,676)	(149)
Class R-5E	7,199	189	902	23	(6,213)	(164)	1,888	48
Class R-5	8,240	216	902	23	(7,532)	(196)	1,610	43
Class R-6	771,114	20,569	196,310	5,087	(852,886)	(21,767)	114,538	3,889
Total net increase (decrease)	$2,158,262	56,605	$529,697	13,716	$(2,823,066)	(73,249)	$(135,107)	(2,928)
Refer to the end of the table(s) for footnote(s).

20	International Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended June 30, 2024
Class A	$264,774	7,499	$104,458	2,880	$(602,440)	(17,010)	$(233,208)	(6,631)
Class C	5,888	166	1,106	30	(25,482)	(720)	(18,488)	(524)
Class T	—	—	—	—	—	—	—	—
Class F-1	28,089	810	3,091	85	(52,896)	(1,489)	(21,716)	(594)
Class F-2	399,351	11,286	66,073	1,823	(618,784)	(17,522)	(153,360)	(4,413)
Class F-3	373,671	10,572	69,317	1,922	(1,030,369)	(28,965)	(587,381)	(16,471)
Class 529-A	15,432	437	4,145	114	(26,665)	(749)	(7,088)	(198)
Class 529-C	968	27	76	2	(2,412)	(68)	(1,368)	(39)
Class 529-E	408	12	95	3	(980)	(28)	(477)	(13)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	7,621	212	1,014	28	(6,444)	(182)	2,191	58
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	1,286	37	59	2	(1,915)	(53)	(570)	(14)
Class R-2	7,195	204	841	23	(13,714)	(392)	(5,678)	(165)
Class R-2E	5,314	151	946	26	(5,918)	(164)	342	13
Class R-3	17,710	501	2,153	59	(20,834)	(582)	(971)	(22)
Class R-4	12,164	342	1,703	47	(14,329)	(405)	(462)	(16)
Class R-5E	6,889	194	611	17	(5,847)	(166)	1,653	45
Class R-5	4,682	130	656	18	(4,620)	(128)	718	20
Class R-6	639,349	17,805	137,711	3,800	(602,100)	(16,751)	174,960	4,854
Total net increase (decrease)	$1,790,791	50,385	$394,055	10,879	$(3,035,749)	(85,374)	$(850,903)	(24,110)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $5,924,327,000 and $5,974,766,000, respectively, during the year ended June 30, 2025.

International Growth and Income Fund	21

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
6/30/2025	$37.33	$.92	$5.78	$6.70	$(.98 )	$(.27 )	$(1.25)	$42.78	18.34%	$4,867	.90%	.90%	2.39%
6/30/2024	34.54	.85	2.83	3.68	(.89 )	—	(.89 )	37.33	10.74	4,433.92		.92	2.39
6/30/2023	31.34	.82	3.76	4.58	(1.01)	(.37 )	(1.38)	34.54	15.11	4,331.92		.92	2.53
6/30/2022	41.57	1.06	(8.66)	(7.60)	(.90 )	(1.73)	(2.63)	31.34	(19.24)	4,065.90		.90	2.77
6/30/2021	30.76	.79	10.81	11.60	(.79 )	—	(.79 )	41.57	37.93	5,256.91		.91	2.13
Class C:
6/30/2025	37.31	.61	5.79	6.40	(.69 )	(.27 )	(.96 )	42.75	17.44	60	1.65	1.65	1.59
6/30/2024	34.51	.56	2.85	3.41	(.61 )	—	(.61 )	37.31	9.94	64	1.66	1.66	1.58
6/30/2023	31.30	.55	3.79	4.34	(.76 )	(.37 )	(1.13)	34.51	14.26	77	1.66	1.66	1.72
6/30/2022	41.51	.74	(8.61)	(7.87)	(.61 )	(1.73)	(2.34)	31.30	(19.85)	88	1.64	1.64	1.92
6/30/2021	30.71	.50	10.81	11.31	(.51 )	—	(.51 )	41.51	36.93	139	1.66	1.66	1.36
Class T:
6/30/2025	37.31	1.02	5.77	6.79	(1.08)	(.27 )	(1.35)	42.75	18.63 [5]	— [6]	.65 [5]	.65 [5]	2.66 [5]
6/30/2024	34.52	.94	2.83	3.77	(.98 )	—	(.98 )	37.31	11.04 [5]	— [6]	.66 [5]	.66 [5]	2.66 [5]
6/30/2023	31.32	.90	3.76	4.66	(1.09)	(.37 )	(1.46)	34.52	15.43 [5]	— [6]	.66 [5]	.66 [5]	2.79 [5]
6/30/2022	41.56	1.16	(8.67)	(7.51)	(1.00)	(1.73)	(2.73)	31.32	(19.04)[5]	— [6]	.64 [5]	.64 [5]	3.02 [5]
6/30/2021	30.75	.89	10.81	11.70	(.89 )	—	(.89 )	41.56	38.29 [5]	— [6]	.65 [5]	.65 [5]	2.38 [5]
Class F-1:
6/30/2025	37.39	.88	5.83	6.71	(.97 )	(.27 )	(1.24)	42.86	18.32	119.92		.92	2.30
6/30/2024	34.60	.84	2.83	3.67	(.88 )	—	(.88 )	37.39	10.70	126.93		.93	2.35
6/30/2023	31.39	.82	3.76	4.58	(1.00)	(.37 )	(1.37)	34.60	15.12	137.93		.93	2.53
6/30/2022	41.62	1.02	(8.63)	(7.61)	(.89 )	(1.73)	(2.62)	31.39	(19.26)	139.92		.92	2.67
6/30/2021	30.80	.77	10.84	11.61	(.79 )	—	(.79 )	41.62	37.89	234.92		.92	2.07
Class F-2:
6/30/2025	37.34	1.02	5.78	6.80	(1.08)	(.27 )	(1.35)	42.79	18.67	2,994.64		.64	2.67
6/30/2024	34.55	.95	2.83	3.78	(.99 )	—	(.99 )	37.34	11.02	2,594.64		.64	2.66
6/30/2023	31.35	.90	3.76	4.66	(1.09)	(.37 )	(1.46)	34.55	15.45	2,552.65		.65	2.80
6/30/2022	41.58	1.17	(8.67)	(7.50)	(1.00)	(1.73)	(2.73)	31.35	(19.04)	2,473.64		.64	3.06
6/30/2021	30.77	.88	10.82	11.70	(.89 )	—	(.89 )	41.58	38.27	3,056.65		.65	2.38
Class F-3:
6/30/2025	37.29	1.06	5.78	6.84	(1.12)	(.27 )	(1.39)	42.74	18.80	2,568.53		.53	2.76
6/30/2024	34.51	.95	2.85	3.80	(1.02)	—	(1.02)	37.29	11.15	2,285.54		.54	2.69
6/30/2023	31.32	.94	3.75	4.69	(1.13)	(.37 )	(1.50)	34.51	15.56	2,683.54		.54	2.91
6/30/2022	41.55	1.14	(8.60)	(7.46)	(1.04)	(1.73)	(2.77)	31.32	(18.97)	2,402.53		.53	2.97
6/30/2021	30.74	.88	10.86	11.74	(.93 )	—	(.93 )	41.55	38.44	3,906.55		.55	2.39
Class 529-A:
6/30/2025	37.27	.91	5.76	6.67	(.97 )	(.27 )	(1.24)	42.70	18.29	197.93		.93	2.38
6/30/2024	34.49	.84	2.82	3.66	(.88 )	—	(.88 )	37.27	10.70	175.94		.94	2.37
6/30/2023	31.29	.81	3.75	4.56	(.99 )	(.37 )	(1.36)	34.49	15.09	169.95		.95	2.51
6/30/2022	41.52	1.05	(8.65)	(7.60)	(.90 )	(1.73)	(2.63)	31.29	(19.27)	151.92		.92	2.76
6/30/2021	30.72	.78	10.80	11.58	(.78 )	—	(.78 )	41.52	37.91	192.94		.94	2.10
Refer to the end of the table(s) for footnote(s).

22	International Growth and Income Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
6/30/2025	$37.15	$.59	$5.77	$6.36	$(.67 )	$(.27 )	$(.94 )	$42.57	17.42%	$4	1.70%	1.70%	1.54%
6/30/2024	34.37	.54	2.84	3.38	(.60 )	—	(.60 )	37.15	9.88	5	1.69	1.69	1.54
6/30/2023	31.18	.54	3.76	4.30	(.74 )	(.37 )	(1.11)	34.37	14.19	6	1.72	1.72	1.68
6/30/2022	41.35	.72	(8.57)	(7.85)	(.59 )	(1.73)	(2.32)	31.18	(19.88)	6	1.69	1.69	1.87
6/30/2021	30.59	.52	10.73	11.25	(.49 )	—	(.49 )	41.35	36.86	10	1.69	1.69	1.41
Class 529-E:
6/30/2025	37.29	.84	5.75	6.59	(.89 )	(.27 )	(1.16)	42.72	18.04	5	1.13	1.13	2.20
6/30/2024	34.50	.77	2.83	3.60	(.81 )	—	(.81 )	37.29	10.51	4	1.13	1.13	2.16
6/30/2023	31.31	.75	3.74	4.49	(.93 )	(.37 )	(1.30)	34.50	14.87	4	1.14	1.14	2.33
6/30/2022	41.53	.95	(8.63)	(7.68)	(.81 )	(1.73)	(2.54)	31.31	(19.45)	4	1.13	1.13	2.49
6/30/2021	30.73	.70	10.81	11.51	(.71 )	—	(.71 )	41.53	37.62	6	1.14	1.14	1.88
Class 529-T:
6/30/2025	37.31	1.01	5.76	6.77	(1.06)	(.27 )	(1.33)	42.75	18.58 [5]	— [6]	.69 [5]	.69 [5]	2.63 [5]
6/30/2024	34.52	.93	2.83	3.76	(.97 )	—	(.97 )	37.31	10.99 [5]	— [6]	.70 [5]	.70 [5]	2.62 [5]
6/30/2023	31.33	.89	3.75	4.64	(1.08)	(.37 )	(1.45)	34.52	15.37 [5]	— [6]	.70 [5]	.70 [5]	2.76 [5]
6/30/2022	41.56	1.14	(8.66)	(7.52)	(.98 )	(1.73)	(2.71)	31.33	(19.09)[5]	— [6]	.69 [5]	.69 [5]	3.00 [5]
6/30/2021	30.75	.87	10.81	11.68	(.87 )	—	(.87 )	41.56	38.22 [5]	— [6]	.71 [5]	.71 [5]	2.33 [5]
Class 529-F-1:
6/30/2025	37.31	.99	5.77	6.76	(1.05)	(.27 )	(1.32)	42.75	18.52 [5]	— [6]	.73 [5]	.73 [5]	2.59 [5]
6/30/2024	34.52	.92	2.82	3.74	(.95 )	—	(.95 )	37.31	10.95 [5]	— [6]	.74 [5]	.74 [5]	2.58 [5]
6/30/2023	31.33	.88	3.74	4.62	(1.06)	(.37 )	(1.43)	34.52	15.28 [5]	— [6]	.75 [5]	.75 [5]	2.71 [5]
6/30/2022	41.56	1.13	(8.66)	(7.53)	(.97 )	(1.73)	(2.70)	31.33	(19.09)[5]	— [6]	.73 [5]	.73 [5]	2.96 [5]
6/30/2021	30.76	.61	11.06	11.67	(.87 )	—	(.87 )	41.56	38.18 [5]	— [6]	.74 [5]	.74 [5]	1.86 [5]
Class 529-F-2:
6/30/2025	37.32	1.04	5.75	6.79	(1.08)	(.27 )	(1.35)	42.76	18.63	52.64		.64	2.71
6/30/2024	34.53	.96	2.82	3.78	(.99 )	—	(.99 )	37.32	11.05	40.65		.65	2.69
6/30/2023	31.33	.91	3.76	4.67	(1.10)	(.37 )	(1.47)	34.53	15.45	35.64		.64	2.82
6/30/2022	41.57	1.18	(8.69)	(7.51)	(1.00)	(1.73)	(2.73)	31.33	(19.04)	29.64		.64	3.10
6/30/2021[7,8]	31.30	.69	10.28	10.97	(.70 )	—	(.70 )	41.57	35.12 [9]	33	.66 [10]	.66 [10]	2.60 [10]
Class 529-F-3:
6/30/2025	37.31	1.05	5.76	6.81	(1.10)	(.27 )	(1.37)	42.75	18.70	— [6]	.58	.58	2.74
6/30/2024	34.52	.97	2.83	3.80	(1.01)	—	(1.01)	37.31	11.12	— [6]	.59	.59	2.73
6/30/2023	31.33	.93	3.74	4.67	(1.11)	(.37 )	(1.48)	34.52	15.49	— [6]	.60	.60	2.86
6/30/2022	41.56	1.18	(8.66)	(7.48)	(1.02)	(1.73)	(2.75)	31.33	(19.00)	— [6]	.59	.59	3.10
6/30/2021[7,8]	31.30	.69	10.29	10.98	(.72 )	—	(.72 )	41.56	35.17 [9]	— [6]	.66 [10]	.59 [10]	2.64 [10]
Class R-1:
6/30/2025	37.26	.64	5.75	6.39	(.70 )	(.27 )	(.97 )	42.68	17.44	4	1.64	1.64	1.68
6/30/2024	34.46	.59	2.82	3.41	(.61 )	—	(.61 )	37.26	9.95	3	1.65	1.65	1.66
6/30/2023	31.27	.58	3.75	4.33	(.77 )	(.37 )	(1.14)	34.46	14.25	4	1.65	1.65	1.80
6/30/2022	41.50	.89	(8.73)	(7.84)	(.66 )	(1.73)	(2.39)	31.27	(19.81)	3	1.59	1.59	2.36
6/30/2021	30.71	.53	10.79	11.32	(.53 )	—	(.53 )	41.50	36.99 [5]	4	1.60 [5]	1.60 [5]	1.43 [5]
Refer to the end of the table(s) for footnote(s).

International Growth and Income Fund	23

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
6/30/2025	$37.11	$.63	$5.75	$6.38	$(.71 )	$(.27 )	$(.98 )	$42.51	17.48%	$54	1.63%	1.63%	1.66%
6/30/2024	34.35	.59	2.81	3.40	(.64 )	—	(.64 )	37.11	9.94	48	1.63	1.63	1.67
6/30/2023	31.17	.59	3.74	4.33	(.78 )	(.37 )	(1.15)	34.35	14.31	50	1.63	1.63	1.82
6/30/2022	41.36	.78	(8.62)	(7.84)	(.62 )	(1.73)	(2.35)	31.17	(19.85)	46	1.63	1.63	2.05
6/30/2021	30.61	.52	10.75	11.27	(.52 )	—	(.52 )	41.36	36.95	61	1.64	1.64	1.40
Class R-2E:
6/30/2025	37.09	.74	5.74	6.48	(.81 )	(.27 )	(1.08)	42.49	17.82	51	1.33	1.33	1.95
6/30/2024	34.33	.70	2.80	3.50	(.74 )	—	(.74 )	37.09	10.28	47	1.33	1.33	1.98
6/30/2023	31.16	.68	3.73	4.41	(.87 )	(.37 )	(1.24)	34.33	14.65	43	1.34	1.34	2.11
6/30/2022	41.34	.89	(8.60)	(7.71)	(.74 )	(1.73)	(2.47)	31.16	(19.60)	39	1.34	1.34	2.35
6/30/2021	30.60	.63	10.75	11.38	(.64 )	—	(.64 )	41.34	37.33	47	1.34	1.34	1.70
Class R-3:
6/30/2025	37.24	.81	5.75	6.56	(.87 )	(.27 )	(1.14)	42.66	17.99	108	1.18	1.18	2.11
6/30/2024	34.46	.76	2.81	3.57	(.79 )	—	(.79 )	37.24	10.45	100	1.18	1.18	2.14
6/30/2023	31.27	.73	3.75	4.48	(.92 )	(.37 )	(1.29)	34.46	14.80	94	1.19	1.19	2.27
6/30/2022	41.48	.95	(8.64)	(7.69)	(.79 )	(1.73)	(2.52)	31.27	(19.46)	82	1.18	1.18	2.51
6/30/2021	30.70	.68	10.79	11.47	(.69 )	—	(.69 )	41.48	37.52	104	1.19	1.19	1.84
Class R-4:
6/30/2025	37.30	.92	5.78	6.70	(.99 )	(.27 )	(1.26)	42.74	18.36	75.88		.88	2.40
6/30/2024	34.52	.86	2.82	3.68	(.90 )	—	(.90 )	37.30	10.77	71.88		.88	2.43
6/30/2023	31.32	.83	3.76	4.59	(1.02)	(.37 )	(1.39)	34.52	15.16	66.89		.89	2.56
6/30/2022	41.55	1.05	(8.64)	(7.59)	(.91 )	(1.73)	(2.64)	31.32	(19.24)	61.88		.88	2.75
6/30/2021	30.74	.80	10.81	11.61	(.80 )	—	(.80 )	41.55	37.98	84.89		.89	2.15
Class R-5E:
6/30/2025	37.27	1.01	5.75	6.76	(1.06)	(.27 )	(1.33)	42.70	18.57	30.68		.68	2.64
6/30/2024	34.48	.94	2.82	3.76	(.97 )	—	(.97 )	37.27	11.02	24.69		.69	2.65
6/30/2023	31.29	.90	3.74	4.64	(1.08)	(.37 )	(1.45)	34.48	15.37	21.69		.69	2.77
6/30/2022	41.52	1.17	(8.68)	(7.51)	(.99 )	(1.73)	(2.72)	31.29	(19.07)	18.68		.68	3.07
6/30/2021	30.72	.87	10.80	11.67	(.87 )	—	(.87 )	41.52	38.24	19.69		.69	2.33
Class R-5:
6/30/2025	37.56	1.09	5.77	6.86	(1.10)	(.27 )	(1.37)	43.05	18.71	31.59		.59	2.81
6/30/2024	34.75	.97	2.85	3.82	(1.01)	—	(1.01)	37.56	11.09	25.59		.59	2.72
6/30/2023	31.52	.93	3.78	4.71	(1.11)	(.37 )	(1.48)	34.75	15.51	23.58		.58	2.85
6/30/2022	41.80	1.11	(8.63)	(7.52)	(1.03)	(1.73)	(2.76)	31.52	(18.97)	23.55		.55	2.88
6/30/2021	30.92	.97	10.83	11.80	(.92 )	—	(.92 )	41.80	38.42	52.57		.57	2.55
Class R-6:
6/30/2025	37.31	1.07	5.77	6.84	(1.12)	(.27 )	(1.39)	42.76	18.78	6,039.53		.53	2.78
6/30/2024	34.52	.99	2.83	3.82	(1.03)	—	(1.03)	37.31	11.18	5,125.54		.54	2.79
6/30/2023	31.33	.95	3.74	4.69	(1.13)	(.37 )	(1.50)	34.52	15.56	4,574.54		.54	2.94
6/30/2022	41.56	1.26	(8.72)	(7.46)	(1.04)	(1.73)	(2.77)	31.33	(18.96)	3,572.53		.53	3.33
6/30/2021	30.75	.83	10.91	11.74	(.93 )	—	(.93 )	41.56	38.43	3,532.54		.54	2.26
Refer to the end of the table(s) for footnote(s).

24	International Growth and Income Fund

Financial highlights (continued)

	Year ended June 30,
	2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes[11]	40%[12]	31%	31%	34%	23%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[9]	Not annualized.
[10]	Annualized.
[11]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[12]
Includes the value of securities sold due to redemptions of shares in-kind. The rate would have been 39% for the year ended June 30, 2025 if the value of securities sold due to in-kind redemptions were excluded.

Refer to the notes to financial statements.

International Growth and Income Fund	25

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of International Growth and Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of International Growth and Income Fund (the “Fund”), including the investment portfolio, as of June 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
August 13, 2025
We have served as the auditor of one or more American Funds investment companies since 1956.

26	International Growth and Income Fund

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended June 30, 2025:
Long-term capital gains	$143,463,000
Foreign taxes	$0.10 per share
Foreign source income	$1.27 per share
Qualified dividend income	100%
Section 163(j) interest dividends	$27,681,000
Corporate dividends received deduction	$11,664,000
U.S. government income that may be exempt from state taxation	$20,069,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

International Growth and Income Fund	27

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

28	International Growth and Income Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Growth and Income Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: September 05, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: September 05, 2025

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: September 05, 2025